FAIR VALUE (Tables)	12 Months Ended
Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis

The fair value of the financial assets that were measured and recorded at fair value on a recurring basis are as follows:

	March 31,
	2010				2011
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Yen in millions)
Current Assets:
Corporate bonds	¥721	¥158	¥19	¥898	¥630	¥12	¥6	¥648
Hybrid financial instruments	—	—	—	—	—	11,976	—	11,976
Government bonds and public bonds	195	—	—	195	—	—	—	—
Other debt securities	—	729	2	731	—	180	30	210

Total debt securities	916	887	21	1,824	630	12,168	36	12,834

Foreign currency forward contracts	—	760	—	760	—	331	—	331
Currency swaps	—	—	—	—	—	7	—	7

Total derivatives	—	760	—	760	—	338	—	338

Total current assets	916	1,647	21	2,584	630	12,506	36	13,172

Non-Current Assets:
Marketable equity securities	310,654	—	—	310,654	327,684	—	—	327,684
Investment trusts	1,100	2,709	—	3,809	331	3,259	—	3,590

Total equity securities	311,754	2,709	—	314,463	328,015	3,259	—	331,274

Corporate bonds	5,225	87	11	5,323	3,719	19	9	3,747
Hybrid financial instruments	—	9,867	—	9,867	—	—	—	—
Government bonds and public bonds	1,804	—	—	1,804	2,423	—	—	2,423
Other debt securities	—	399	1	400	—	295	49	344

Total debt securities	7,029	10,353	12	17,394	6,142	314	58	6,514

Total non-current assets	318,783	13,062	12	331,857	334,157	3,573	58	337,788

Total assets	¥319,699	¥14,709	¥33	¥334,441	¥334,787	¥16,079	¥94	¥350,960

Current Liabilities:
Foreign currency forward contracts	¥—	¥984	¥—	¥984	¥—	¥3,626	¥—	¥3,626
Interest rate swaps	—	44	—	44	—	20	—	20
Currency swaps	—	9	—	9	—	—	—	—

Total derivatives	—	1,037	—	1,037	—	3,646	—	3,646

Total current liabilities	¥—	¥1,037	¥—	¥1,037	¥—	¥3,646	¥—	¥3,646

Schedule of Hybrid Financial Instruments, Gain (Loss) in Statement of Income

Gains on hybrid financial instruments which were recorded in other, net on the consolidated statements of income for the year ended March 31, 2009, 2010 and 2011 are as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Gains on Hybrid financial instruments	¥3	¥254	¥109

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents additional information about Level 3 corporate bonds and other debt securities measured at fair value on recurring basis for the year ended March 31, 2009, 2010 and 2011.

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Balance at beginning of period	¥1,436	¥696	¥33
Total gains or losses (realized /unrealized)
Included in earnings	(262)	(30)	(9)
Included in other comprehensive income	(132)	71	(7)
Purchase, issuance, and settlements	(859)	(457)	—
Transfer in and/or out of Level 3	513	(247)	77

Balance at end of period	¥696	¥33	¥94

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis

The following table presents the financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2009.

	Balance at March 31, 2009	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2009
	(Yen in millions)
Non-marketable equity securities	¥57			¥57	¥(266)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2010.

	Balance at March 31, 2010	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2010
	(Yen in millions)
Investment in WILLCOM, Inc.	¥—			¥—	¥(19,987)
Property, plant and equipment	400			400	(597)
Non-marketable equity securities	11			11	(26)
Goodwill	—			—	(22)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2011.

	Balance at March 31, 2011	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2011
	(Yen in millions)
Property, plant and equipment	¥42			¥42	¥(712)
Non-marketable equity securities	0			0	(3)

Fair Value, by Balance Sheet Grouping

The fair values of financial instruments and the methods and assumptions used to estimate the fair value are as follows:

	March 31,
	2010		2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Yen in millions)
Assets (a):
Short-term investments in debt securities	¥11,644	¥11,662	¥44,012	¥44,054
Long-term investments in debt and equity securities	370,124	370,210	377,075	377,092
Other long-term investments	10,534	10,534	15,585	15,585

Total	¥392,302	¥392,406	¥436,672	¥436,731

Liabilities (b):
Long-term debt (including due within one year)	¥42,523	¥42,710	¥35,225	¥35,332

Total	¥42,523	¥42,710	¥35,225	¥35,332

(a)	The fair value is based on quoted market prices. It was not practicable to estimate the fair value of non-marketable equity securities because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2010 and 2011 were ¥10,252 million and ¥15,363 million, respectively.
(b)	The fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities.